April 16, 2021

VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Variable Series Trust (the “Trust”)
File Nos. 33-76566 and 811-8416

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 13, 2021, do not differ from those contained in Post-Effective Amendment No. 62 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 13, 2021 (SEC Accession No. 0000920547-21-000039) and became effective immediately upon filing.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Senior Counsel